Share-Based Compensation - Additional Information (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	May 26, 2022	Jun. 30, 2022	May 26, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense				$ 0
Awards vesting period		1 year
Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	$ 50,026,000		$ 0
Phantom Equity Rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	4,339,000		0
Settlement of phantom equity rights	$ 7,250,000		$ 7,250,000
Phantom equity rights replaced with restricted stock units	3,887,750
Phantom Equity Rights | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards vesting period		1 year		1 year	1 year
Phantom Equity Rights | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards vesting period		2 years		2 years	2 years
2022 Equity Incentive Plan | RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense				$ 1,264,000	$ 26,647,000
Unrecognized compensation expense				$ 2,424,000	$ 3,688,000
Unrecognized compensation expense, expected to be recognized, weighted-average remaining vesting period				10 months 24 days	1 year
2022 Equity Incentive Plan | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense				$ 906,000	$ 1,168,000
Unrecognized compensation expense				$ 9,509,000	$ 10,156,000
Unrecognized compensation expense, expected to be recognized, weighted-average remaining vesting period				3 years 2 months 12 days	3 years 4 months 24 days
Class V Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting of incentive units, shares	6,356,178					987,275